Balance Sheet Impact of Net Unrealized Gains on Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
The following table shows (in millions) the components of the net unrealized gains (losses) on securities that is included in AOCI in GALIC’s Balance Sheet.

	Asset (Liability) before Net Unrealized	Impact of Net Unrealized Gains on Securities	Carrying Value of Asset (Liability)
December 31, 2016
Fixed maturities	$27,310	$710	$28,020
Equity securities	447	48	495
Deferred policy acquisition costs	1,270	(273)	997
Annuity benefits accumulated	(29,829)	(78)	(29,907)
Unearned revenue (included in other liabilities)	(36)	13	(23)
Net unrealized gain, pretax		420
Deferred tax on unrealized gain		(147)
Net unrealized gain, after tax (included in AOCI)		$273

December 31, 2015
Fixed maturities	$24,903	$583	$25,486
Equity securities	489	(3)	486
Deferred policy acquisition costs	1,187	(233)	954
Annuity benefits accumulated	(26,558)	(64)	(26,622)
Unearned revenue (included in other liabilities)	(42)	11	(31)
Net unrealized gain, pretax		294
Deferred tax on unrealized gain		(103)
Net unrealized gain, after tax (included in AOCI)		$191